SP Funds Dow Jones Global Sukuk ETF

Schedule of Investments

February 28, 2026 (Unaudited)

CORPORATE SUKUK - 53.6%	Interest Rate	Maturity Date	Principal Amount	Value
Banks - 14.3%
Adib Sukuk Co. II Ltd.	5.70%	11/15/2028	$1,300,000	$1,352,383
Ajman Senior Sukuk Ltd.	5.13%	04/30/2030	1,300,000	1,322,421
Al Rajhi Sukuk Ltd.	4.75%	04/05/2028	3,000,000	3,029,541
Al Rajhi Sukuk Ltd.	5.05%	03/12/2029	2,700,000	2,751,692
Al Rajhi Sukuk Ltd.	4.87%	05/19/2030	1,300,000	1,325,947
Alinma Sukuk Ltd.	4.94%	07/15/2030	1,280,000	1,304,496
BBG Sukuk Ltd.	4.56%	10/09/2029	2,150,000	2,171,320
Boubyan Sukuk Ltd.	3.39%	03/29/2027	—	—
Boubyan Sukuk Ltd.	4.97%	06/04/2030	1,250,000	1,282,279
BSF Sukuk Co. Ltd.	4.75%	05/31/2028	2,300,000	2,321,933
BSF Sukuk Co. Ltd.	5.00%	01/25/2029	1,800,000	1,828,432
BSF Sukuk Co. Ltd.	5.38%	01/21/2030	1,900,000	1,968,773
DIB Sukuk Ltd.	5.49%	11/30/2027	2,000,000	2,048,067
DIB Sukuk Ltd.	4.80%	08/16/2028	2,670,000	2,711,596
DIB Sukuk Ltd.	5.24%	03/04/2029	2,700,000	2,784,834
DIB Sukuk Ltd.	4.57%	11/19/2030	2,515,000	2,534,041
EI Sukuk Co. Ltd.	5.43%	05/28/2029	1,900,000	1,958,538
EI Sukuk Co. Ltd.	5.06%	03/25/2030	2,000,000	2,041,445
EI Sukuk Co. Ltd.	4.54%	03/23/2031	1,385,000	1,387,347
Fab Sukuk Co. Ltd.	2.59%	03/02/2027	—	—
Fab Sukuk Co. Ltd.	4.58%	01/17/2028	1,400,000	1,415,435
Fab Sukuk Co. Ltd.	4.78%	01/23/2029	2,030,000	2,069,954
Fab Sukuk Co. Ltd.	5.15%	01/16/2030	1,600,000	1,661,997
KFH Sukuk Co.	5.01%	01/17/2029	2,695,000	2,756,121
KFH Sukuk Co.	5.38%	01/14/2030	3,100,000	3,213,323
KFH Sukuk Co.	4.56%	01/13/2031	2,575,000	2,581,865
MAR Finance LLC	4.88%	05/29/2030	1,250,000	1,278,376
Mashreq Al Islami Sukuk Co. Ltd.	5.03%	04/22/2030	1,275,000	1,310,161
QIB Sukuk Ltd.	5.58%	11/22/2028	2,300,000	2,391,670
QIB Sukuk Ltd.	4.49%	09/17/2029	2,000,000	2,013,394
QIB Sukuk Ltd.	4.80%	06/12/2030	2,475,000	2,523,837
QIIB Senior Oryx Ltd.	5.25%	01/24/2029	2,000,000	2,056,120
QIIB Senior Oryx Ltd.	4.50%	11/13/2030	1,335,000	1,346,421
SIB Sukuk Co. III Ltd.	5.25%	07/03/2029	1,250,000	1,279,098
SIB Sukuk Co. III Ltd.	5.20%	02/26/2030	1,400,000	1,433,257
SIB Sukuk Co. III Ltd.	4.60%	11/12/2030	1,340,000	1,333,247
SNB Sukuk Ltd.	5.13%	02/27/2029	2,300,000	2,365,382
Warba Sukuk Ltd.	5.35%	07/10/2029	1,250,000	1,289,009
				70,443,752

Chemicals - 1.9%
Equate Sukuk SPC Ltd.	5.00%	09/05/2031	2,050,000	$2,092,162
Ma’aden Sukuk Ltd.	5.25%	02/13/2030	1,925,000	1,982,316
Ma’aden Sukuk Ltd.	5.50%	02/13/2035	2,500,000	2,582,484
Ma’aden Sukuk Ltd.(a)	5.25%	01/29/2036	2,650,000	2,684,119
				9,341,081

Commercial Finance - 0.7%
Air Lease Corporation Sukuk Ltd.	5.85%	04/01/2028	1,650,000	1,686,676
DAE Sukuk Difc Ltd.	4.50%	10/16/2030	1,745,000	1,734,069
				3,420,745

Consumer Finance - 2.5%
SRC Sukuk Ltd.	5.00%	02/27/2028	2,675,000	2,712,176
SRC Sukuk Ltd.	4.38%	04/02/2029	3,960,000	3,976,641
SRC Sukuk Ltd.	5.38%	02/27/2035	2,750,000	2,853,898
SRC Sukuk Ltd.	4.88%	10/02/2035	2,680,000	2,676,243
				12,218,958

Exploration & Production - 2.2%
Adnoc Murban Sukuk Ltd.	4.75%	05/06/2035	3,925,000	3,994,685
EDO Sukuk Ltd.	5.66%	07/03/2031	2,000,000	2,091,655
EDO Sukuk Ltd.	5.88%	09/21/2033	3,010,000	3,194,492
EDO Sukuk Ltd.	5.14%	01/22/2036	1,700,000	1,709,938
				10,990,770

Financial Services - 7.0%
Aercap Sukuk Ltd.	4.50%	10/03/2029	1,400,000	1,393,049
Dua Capital Ltd.	2.78%	05/11/2031	1,600,000	1,496,243
Khazanah Global Sukuk Bhd.	4.69%	06/01/2028	1,900,000	1,930,431
Khazanah Global Sukuk Bhd.	4.48%	09/05/2029	1,400,000	1,422,878
Mdgh Sukuk Ltd.	4.96%	04/04/2034	2,700,000	2,780,953
Mdgh Sukuk Ltd.	5.00%	06/04/2035	2,655,000	2,744,957
Suci Second Investment Co.	4.38%	09/10/2027	3,885,000	3,899,632
Suci Second Investment Co.	6.00%	10/25/2028	5,840,000	6,116,745
Suci Second Investment Co.	5.17%	03/05/2031	5,170,000	5,328,135
Suci Second Investment Co.	4.88%	05/08/2032	3,275,000	3,322,425
Suci Second Investment Co.	6.25%	10/25/2033	3,755,000	4,129,571
				34,565,019

Food & Beverage - 0.7%
Almarai Co. JSC	5.23%	07/25/2033	1,900,000	1,949,022
Almarai Sukuk Ltd.	4.45%	09/24/2030	1,375,000	1,369,707
				3,318,729

Integrated Oils - 4.7%
SA Global Sukuk Ltd.	4.25%	10/02/2029	3,925,000	3,934,969
SA Global Sukuk Ltd.	4.13%	09/17/2030	3,960,000	3,931,193

SA Global Sukuk Ltd.	2.69%	06/17/2031	7,925,000	$7,293,338
SA Global Sukuk Ltd.	4.75%	10/02/2034	4,010,000	4,012,125
SA Global Sukuk Ltd.	4.63%	09/17/2035	3,940,000	3,870,571
				23,042,196

Pipeline - 0.9%
TMS Issuer SARL(b)	5.78%	08/23/2032	4,045,000	4,219,700

Power Generation - 0.4%
TNB Global Ventures Capital Bhd.	4.85%	11/01/2028	2,000,000	2,046,280

Real Estate - 3.5%
Aldar Investment Properties Sukuk Ltd.	4.88%	05/24/2033	1,400,000	1,414,609
Aldar Investment Properties Sukuk Ltd.	5.50%	05/16/2034	1,750,000	1,821,093
Aldar Investment Properties Sukuk Ltd.	5.25%	03/25/2035	1,750,000	1,778,032
Aldar Sukuk No. 2 Ltd.	3.88%	10/22/2029	1,400,000	1,376,195
Emaar Sukuk Ltd.	3.88%	09/17/2029	1,400,000	1,389,675
Emaar Sukuk Ltd.	3.70%	07/06/2031	1,400,000	1,369,199
Esic Sukuk Ltd.	5.83%	02/14/2029	1,800,000	1,852,255
MAF Sukuk Ltd.	4.64%	05/14/2029	1,600,000	1,610,920
MAF Sukuk Ltd.	3.93%	02/28/2030	1,600,000	1,574,366
MAF Sukuk Ltd.	5.00%	06/01/2033	1,400,000	1,424,365
MAF Sukuk Ltd.	4.88%	10/22/2035	1,385,000	1,379,130
				16,989,839

Transportation & Logistics - 3.0%
DP World Crescent Ltd.	4.85%	09/26/2028	2,625,000	2,649,975
DP World Crescent Ltd.	3.88%	07/18/2029	2,665,000	2,609,499
DP World Crescent Ltd.	3.75%	01/30/2030	1,400,000	1,361,429
DP World Crescent Ltd.	5.50%	09/13/2033	4,050,000	4,206,227
DP World Crescent Ltd.	5.50%	05/08/2035	4,040,000	4,190,632
				15,017,762

Utilities - 9.3%
Mazoon Assets Co. SAOC	5.20%	11/08/2027	1,430,000	1,445,078
Mazoon Assets Co. SAOC	5.50%	02/14/2029	1,435,000	1,471,917
Mazoon Assets Co. SAOC	5.25%	10/09/2031	2,060,000	2,108,240
National Central Cooling Co. PJSC	5.28%	03/05/2030	1,850,000	1,900,161
Saudi Electricity Global Sukuk Co. 2	5.06%	04/08/2043	2,675,000	2,596,376
Saudi Electricity Global Sukuk Co. 3	5.50%	04/08/2044	2,690,000	2,712,539
Saudi Electricity Global Sukuk Co. 4	4.72%	09/27/2028	3,200,000	3,246,693
Saudi Electricity Global Sukuk Co. 5	2.41%	09/17/2030	1,800,000	1,659,061
Saudi Electricity Sukuk Programme Co.	4.31%	01/22/2029	1,300,000	1,304,811
Saudi Electricity Sukuk Programme Co.	4.94%	02/13/2029	2,500,000	2,554,566
Saudi Electricity Sukuk Programme Co.	5.23%	02/18/2030	3,900,000	4,026,878
Saudi Electricity Sukuk Programme Co.	4.52%	01/22/2032	1,850,000	1,848,733
Saudi Electricity Sukuk Programme Co.	4.63%	04/11/2033	3,650,000	3,672,349
Saudi Electricity Sukuk Programme Co.	5.19%	02/13/2034	3,700,000	3,824,322

Saudi Electricity Sukuk Programme Co.	5.49%	02/18/2035	3,765,000	$3,966,191
Saudi Electricity Sukuk Programme Co.	5.07%	01/22/2036	3,200,000	3,249,100
Saudi Electricity Sukuk Programme Co.	5.68%	04/11/2053	3,900,000	3,923,646
				45,510,661

Wireless Telecommunications Services - 0.6%
Axiata SPV2 Bhd.	2.16%	08/19/2030	1,400,000	1,289,196
Otel Sukuk Ltd.	5.38%	01/24/2031	1,435,000	1,469,097
				2,758,293

Wireline Telecommunications Services - 1.9%
Saudi Telecom Co.	3.89%	05/13/2029	4,240,000	4,208,231
STC Sukuk Co. II Ltd.	4.49%	01/15/2031	1,935,000	1,942,941
STC Sukuk Co. II Ltd.	5.08%	01/15/2036	3,250,000	3,303,866
				9,455,038

TOTAL CORPORATE SUKUK (Cost $259,677,683)				263,338,823

FOREIGN GOVERNMENT SUKUK - 44.6%	Interest Rate	Maturity Date	Principal Amount	Value
Sovereigns - 36.7%(c)
Global Sukuk Ventures	4.25%	11/10/2035	7,945,000	8,000,148
KSA Ijarah Sukuk Ltd.	4.25%	09/09/2030	5,975,000	5,997,356
KSA Ijarah Sukuk Ltd.	4.88%	09/09/2035	8,565,000	8,657,176
KSA Sukuk Ltd.	3.63%	04/20/2027	11,885,000	11,881,385
KSA Sukuk Ltd.	5.25%	06/04/2027	3,325,000	3,380,690
KSA Sukuk Ltd.	5.27%	10/25/2028	6,645,000	6,846,797
KSA Sukuk Ltd.	4.30%	01/19/2029	5,205,000	5,235,851
KSA Sukuk Ltd.	4.27%	05/22/2029	7,920,000	7,957,491
KSA Sukuk Ltd.	2.97%	10/29/2029	6,640,000	6,376,907
KSA Sukuk Ltd.	5.25%	06/04/2030	3,925,000	4,084,406
KSA Sukuk Ltd.	2.25%	05/17/2031	5,300,000	4,787,782
KSA Sukuk Ltd.	4.51%	05/22/2033	7,920,000	7,910,068
KSA Sukuk Ltd.	5.25%	06/04/2034	5,860,000	6,110,610
Malaysia Sovereign Sukuk Bhd.	4.24%	04/22/2045	1,350,000	1,246,492
Malaysia Sukuk Global Bhd.	4.08%	04/27/2046	1,450,000	1,300,816
Malaysia Wakala Sukuk Bhd.	2.07%	04/28/2031	2,150,000	1,986,804
Malaysia Wakala Sukuk Bhd.	3.08%	04/28/2051	1,450,000	1,077,568
Oman Sovereign Sukuk Co.	4.88%	06/15/2030	4,515,000	4,612,572
Oman Sovereign Sukuk Co.	4.53%	04/17/2033	2,560,000	2,547,885
Perusahaan Penerbit SBSN Indonesia III	4.15%	03/29/2027	—	—
Perusahaan Penerbit SBSN Indonesia III	4.40%	06/06/2027	4,535,000	4,567,539
Perusahaan Penerbit SBSN Indonesia III	4.40%	03/01/2028	4,630,000	4,667,966
Perusahaan Penerbit SBSN Indonesia III	5.40%	11/15/2028	2,700,000	2,796,863
Perusahaan Penerbit SBSN Indonesia III	4.45%	02/20/2029	3,300,000	3,337,125
Perusahaan Penerbit SBSN Indonesia III	5.10%	07/02/2029	1,900,000	1,954,150
Perusahaan Penerbit SBSN Indonesia III	5.00%	05/25/2030	2,850,000	2,924,813
Perusahaan Penerbit SBSN Indonesia III	2.80%	06/23/2030	2,700,000	2,534,625

Perusahaan Penerbit SBSN Indonesia III	4.55%	07/23/2030	2,915,000	$2,929,939
Perusahaan Penerbit SBSN Indonesia III	4.50%	12/01/2030	2,870,000	2,879,686
Perusahaan Penerbit SBSN Indonesia III	2.55%	06/09/2031	2,670,000	2,438,912
Perusahaan Penerbit SBSN Indonesia III	4.70%	06/06/2032	3,910,000	3,941,881
Perusahaan Penerbit SBSN Indonesia III	5.60%	11/15/2033	2,625,000	2,770,031
Perusahaan Penerbit SBSN Indonesia III	5.20%	07/02/2034	2,720,000	2,779,546
Perusahaan Penerbit SBSN Indonesia III	5.25%	11/25/2034	2,400,000	2,453,063
Perusahaan Penerbit SBSN Indonesia III	5.20%	07/23/2035	2,905,000	2,950,391
Perusahaan Penerbit SBSN Indonesia III	5.00%	12/01/2035	2,445,000	2,445,049
Perusahaan Penerbit SBSN Indonesia III	3.80%	06/23/2050	1,900,000	1,436,875
Perusahaan Penerbit SBSN Indonesia III	3.55%	06/09/2051	1,875,000	1,360,547
Perusahaan Penerbit SBSN Indonesia III	5.50%	07/02/2054	1,600,000	1,585,011
Perusahaan Penerbit SBSN Indonesia III	5.65%	11/25/2054	2,000,000	2,004,000
RAK Capital	5.00%	03/12/2035	2,500,000	2,600,457
ROP Sukuk Trust	5.05%	06/06/2029	2,700,000	2,777,625
Sharjah Sukuk Program Ltd.	2.94%	06/10/2027	2,675,000	2,622,928
Sharjah Sukuk Program Ltd.	4.23%	03/14/2028	3,200,000	3,179,061
Sharjah Sukuk Program Ltd.	3.23%	10/23/2029	2,690,000	2,559,723
Sharjah Sukuk Program Ltd.	3.89%	04/04/2030	2,000,000	1,942,908
Sharjah Sukuk Program Ltd.	3.20%	07/13/2031	1,875,000	1,733,691
Sharjah Sukuk Program Ltd.	6.09%	03/19/2034	2,400,000	2,563,516
Sharjah Sukuk Program Ltd.	3.85%	03/19/2035	1,000,000	919,090
Sharjah Sukuk Program Ltd.	5.43%	04/17/2035	2,650,000	2,697,032
Sharjah Sukuk Program Ltd.	5.19%	05/25/2036	1,915,000	1,925,338
				180,278,185

Supranationals - 7.9%
ICDPS Sukuk Ltd.	4.95%	02/14/2029	1,300,000	1,313,359
ICDPS Sukuk Ltd.	4.39%	10/09/2030	1,385,000	1,387,550
Isdb Trust Services No. 2 SARL	3.21%	04/28/2027	4,565,000	4,543,167
Isdb Trust Services No. 2 SARL	4.75%	10/27/2027	2,600,000	2,647,173
Isdb Trust Services No. 2 SARL	4.60%	03/14/2028	5,160,000	5,259,490
Isdb Trust Services No. 2 SARL	4.91%	10/03/2028	5,585,000	5,773,437
Isdb Trust Services No. 2 SARL	4.75%	05/15/2029	5,370,000	5,557,627
Isdb Trust Services No. 2 SARL	4.05%	10/15/2029	3,300,000	3,344,118
Isdb Trust Services No. 2 SARL	4.21%	03/18/2030	4,515,000	4,607,883
Isdb Trust Services No. 2 SARL	4.25%	06/25/2030	4,470,000	4,565,076
				38,998,880

TOTAL FOREIGN GOVERNMENT SUKUK (Cost $217,389,884)				219,277,065

TOTAL INVESTMENTS - 98.2% (Cost $477,067,567)				$482,615,888
Other Assets in Excess of Liabilities - 1.8%				8,813,128
TOTAL NET ASSETS - 100.0%				$491,429,016

Percentages are stated as a percent of net assets.

JSC	Public Joint Stock Company
PJSC	Public Joint Stock Company
SPC	Special-Purpose Company
SPV2	Special-Purpose Vehicle2

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $2,684,119 or 0.6% of the Fund’s net assets.
(b)	Sinkable security.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.